Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 T	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Commitments [Line Items]
Total Group's contractual commitments to acquire property, plant and equipment	$ 690,435
Total amount of remaining commitments under the construction contracts	532,609
Minimum lease payment, 2014	3,960
Minimum lease payment, 2015	3,960
Minimum lease payment, 2016	3,960
Minimum lease payment, thereafter	2,640
Lease expiration year	2016
Obligations to third parties	3,027
Environmental expenses	36,283
Description of transfer pricing related to domestic transactions	For domestic transactions the transfer pricing rules apply only if the amount of all transaction with related party exceeds 2 billion Russian rubles in 2013.
Accrual of tax claims other than income tax	16,755	39,274
Accrued financial liabilities	33,000
Price per tonne of additional coal reserves and resources	3.04
Additional coal resources identified	54,800,000
Contingent liability	27,718	25,665	23,759	21,999
Russia Entities [Member]
Other Commitments [Line Items]
Tax declarations inspections period	3 years
Minimum [Member]
Other Commitments [Line Items]
Settlement of litigation, claims	500
Maximum [Member]
Other Commitments [Line Items]
Settlement of litigation, claims	$ 1,000